Fair value (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of the Analysis of Assets and Liabilities Recorded at Fair Value on a Recurring Basis by Level of the Fair Value Hierarchy
The table below provides an analysis of assets and liabilities recorded at fair value on a recurring basis by level of the fair value hierarchy:

	Level I	Level II	Level III	Total 2019
Assets carried at fair value
Available-for-sale
Shares	92	160	157	409
Debt securities	25,528	56,317	1,074	82,918
Money market and other short-term instruments	1,255	3,914	-	5,169
Other investments at fair value	-	426	482	908

	26,875	60,817	1,712	89,404

Fair value through profit or loss
Shares	106	306	1,401	1,813
Debt securities	204	3,727	4	3,934
Money market and other short-term instruments	19	139	-	158
Other investments at fair value	1	1,125	2,049	3,175
Investments for account of policyholders 1)	120,271	103,712	1,805	225,788
Derivatives	96	11,006	56	11,157
Investments in real estate	-	-	2,901	2,901
Investments in real estate for policyholders	-	-	586	586

	120,696	120,014	8,802	249,512

Revalued amounts
Real estate held for own use	-	-	208	208

	-	-	208	208

Total assets at fair value	147,571	180,831	10,722	339,124

Liabilities carried at fair value
Investment contracts for account of policyholders 2)	-	59,759	197	59,956
Borrowings 3)	-	461	-	461
Derivatives	59	8,476	3,081	11,616
Total liabilities at fair value	59	68,696	3,278	72,033
1	The investments for account of policyholders included in the table above only include investments carried at fair value through profit or loss.
2	The investment contracts for account of policyholders included in the table above represents only those investment contracts carried at fair value.
3	Total borrowings on the statement of financial position contain borrowings carried at amortized cost that are not included in the above schedule.

	Level I	Level II	Level III	Total 2018
Assets carried at fair value
Available-for-sale
Shares	82	155	241	478
Debt securities	24,652	51,446	1,242	77,340
Money market and other short-term instruments	1,427	4,528	-	5,955
Other investments at fair value	-	409	493	902
	26,160	56,538	1,976	84,675

Fair value through profit or loss
Shares	217	239	1,226	1,682
Debt securities	1,868	2,028	17	3,913
Money market and other short-term instruments	17	335	-	352
Other investments at fair value	1	1,272	1,376	2,649
Investments for account of policyholders 1)	103,977	87,893	1,871	193,741
Derivatives	53	7,527	35	7,615
Investments in real estate	-	-	2,700	2,700
Investments in real estate for policyholders	-	-	612	612
	106,134	99,295	7,837	213,266

Revalued amounts
Real estate held for own use	-	-	263	263
	-	-	263	263

Total assets at fair value	132,294	155,833	10,077	298,204

Liabilities carried at fair value
Investment contracts for account of policyholders 2)	-	49,641	206	49,847
Borrowings 3)	-	536	-	536
Derivatives	93	4,648	2,489	7,230
Total liabilities at fair value	93	54,824	2,695	57,613
1	The investments for account of policyholders included in the table above only include investments carried at fair value through profit or loss.
2	The investment contracts for account of policyholders included in the table above represents only those investment contracts carried at fair value.
3	Total borrowings on the statement of financial position contain borrowings carried at amortized cost that are not included in the above schedule.

Schedule of Transfers between Level 1 and Level II for Financial Assets and Liabilities Recorded at Fair Value on Recurring Basis
The table below shows transfers between Level I and Level II for financial assets and financial liabilities recorded at fair value on a recurring basis.

	Total 2019		Total 2018
	Transfers Level I to Level II	Transfers Level II to Level I	Transfers Level I to Level II	Transfers Level II to Level I
Assets carried at fair value
Available-for-sale
Debt securities	12	3	-	-
	12	3	-	-

Fair value through profit or loss
Shares	8	8	3	1
Investments for account of policyholders	-	8	-	(4)
	8	16	3	(3)
Total assets at fair value	20	19	3	(3)

Total Liabilities carried at fair value	-	-	-	-

Disclosures of Changes in Level 3 Assets
The following table summarizes the change of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable inputs (Level III), including realized and unrealized gains (losses) of all assets and liabilities and unrealized gains (losses) of all assets and liabilities still held at the end of the respective period.

Assets carried at fair value	At January 1, 2019	Acquisitions through business combinations	Disposal of a business	Total gains / losses in income statement 1	Total gains / losses in OCI 2	Purchases	Sales	Settlements	Net exchange difference	Reclassification	Transfers from levels I and II	Transfers to levels I and II	Transfers to disposal groups	At December 31, 2019	Total unrealized gains and (losses) for the period recorded in the P&L for instruments held at December 31, 2019 3
Available-for-sale
Shares	241	-	-	-	(5)	22	(100)	-	4	2	-	(7)	-	157	-
Debt securities	1,242	-	-	3	21	319	(317)	(68)	19	(2)	52	(195)	-	1,074	-
Money markets and other short-term instruments	-	-	-	-	-	1,061	(855)	(103)	-	-	126	(229)	-	-	-
Other investments at fair value	493	-	-	(100)	(56)	183	(25)	(23)	9	-	-	-	-	482	-
	1,976	-	-	(97)	(40)	1,584	(1,297)	(194)	32	1	178	(431)	-	1,712	-

Fair value through profit or loss
Shares	1,226	-	-	72	-	368	(266)	-	1	-	-	-	-	1,401	62
Debt securities	17	-	-	(1)	-	1	(12)	(1)	-	(1)	-	-	-	4	-
Other investments at fair value	1,376	-	-	34	-	884	(268)	-	23	-	85	(86)	-	2,049	36
Investments for account of policyholders	1,871	-	-	45	-	435	(567)	-	20	-	-	-	-	1,805	86
Derivatives	35	-	-	19	-	35	(33)	-	-	-	-	-	-	56	20
Investments in real estate	2,700	-	-	317	-	206	(331)	-	9	-	-	-	-	2,901	2
Investments in real estate for policyholders	612	-	-	(18)	-	2	(43)	-	34	-	-	-	-	586	(27)
	7,837	-	-	468	-	1,931	(1,521)	(1)	88	(1)	85	(86)	-	8,802	179

Revalued amounts
Real estate held for own use	263	-	-	7	3	(5)	(62)	-	3	-	-	-	-	208	-
	263	-	-	7	3	(5)	(62)	-	3	-	-	-	-	208	-
Total assets at fair value	10,077	-	-	379	(37)	3,509	(2,880)	(194)	122	-	263	(517)	-	10,722	179

Liabilities carried at fair value
Investment contracts for account of policyholders	206	-	-	9	-	4	(23)	-	1	-	-	-	-	197	(10)
Derivatives	2,489	-	-	597	4	-	(22)	-	13	-	-	-	-	3,081	84
	2,695	-	-	605	4	4	(46)	-	15	-	-	-	-	3,278	75
1	Includes impairments and movements related to fair value hedges. Gains and losses are recorded in the line item Results from financial transactions of the income statement.
2
Total gains and losses are recorded in line items: Gains / (losses) on revaluation of available-for-sale
investments, (Gains) / losses transferred to the income statement on disposal and impairment of available-for-sale
investments and Changes in revaluation reserve real estate held for own use of the statement of other comprehensive income.

3	Total gains / (losses) for the period during which the financial instrument was in Level III.

Assets carried at fair value	At January 1, 2018	Acquisitions through business combinations	Disposal of a business	Total gains / losses in income statement 1	Total gains / losses in OCI 2	Purchases	Sales	Settlements	Net exchange difference	Reclassification	Transfers from levels I and II	Transfers to levels I and II	Transfers to disposal groups	At December 31, 2018	Total unrealized gains and (losses) for the period recorded in the P&L for instruments held at December 31, 2018 3
Available-for-sale
Shares	288	-	-	21	(12)	9	(77)	-	10	2	-	-	-	241	-
Debt securities	1,447	-	-	26	2	494	(76)	(452)	51	1	58	(310)	-	1,242	-
Other investments at fair value	583	-	-	(83)	(38)	125	(102)	(21)	25	3	-	-	-	493	-
	2,318	-	-	(36)	(48)	629	(255)	(473)	87	6	58	(310)	-	1,976	-

Fair value through profit or loss
Shares	604	-	-	104	-	541	(61)	1	1	36	-	-	-	1,226	105
Debt securities	4	-	-	(25)	-	37	-	-	-	-	-	-	-	17	(24)
Other investments at fair value	1,255	-	-	11	-	332	(307)	-	64	-	94	(72)	-	1,376	3
Investments for account of policyholders	1,784	130	-	76	-	537	(660)	-	3	-	-	-	-	1,871	35
Derivatives	57	-	-	57	-	-	(80)	-	-	-	-	-	-	35	59
Investments in real estate	2,147	-	-	261	-	474	(209)	-	27	-	-	-	-	2,700	202
Investments in real estate for policyholders	655	-	-	5	-	2	(43)	-	(7)	-	-	-	-	612	4
	6,506	130	-	490	-	1,924	(1,360)	-	90	36	94	(72)	-	7,837	383

Revalued amounts
Real estate held for own use	307	-	(1)	(19)	(39)	17	(10)	-	7	-	-	-	-	263	5
	307	-	(1)	(19)	(39)	17	(10)	-	7	-	-	-	-	263	5
Total assets at fair value	9,130	130	(1)	435	(87)	2,570	(1,624)	(472)	185	42	151	(382)	-	10,077	388

Liabilities carried at fair value
Investment contracts for account of policyholders	219	-	-	(10)	-	7	(14)	-	4	-	-	-	-	206	-
Derivatives	1,845	-	-	613	-	-	-	-	31	-	-	-	-	2,489	613
	2,064	-	-	604	-	7	(14)	-	35	-	-	-	-	2,695	614
1	Includes impairments and movements related to fair value hedges. Gains and losses are recorded in the line item Results from financial transactions of the income statement.
2
Total gains and losses are recorded in line items: Gains / (losses) on revaluation of available-for-sale
investments, (Gains) / losses transferred to the income statement on disposal and impairment of available-for-sale
investments and Changes in revaluation reserve real estate held for own use of the statement of other comprehensive income.

3	Total gains / (losses) for the period during which the financial instrument was in Level III.

Information about Significant Unobservable Inputs
The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level III financial instruments.

	Valuation technique 1)	Significant unobservable input 2)	December 31, 2019	Range (weighted average)	December 31, 2018	Range (weighted average)
Assets carried at fair value
Available-for-sale
Shares	Net asset value 3)	n.a.	119	n.a.	205	n.a.
	Other	n.a.	38	n.a.	36	n.a.
			157		241

Debt securities	Broker quote	n.a.	818	n.a.	985	n.a.
	Discounted cash flow	Credit spread	25	3.24%	17	3.38%
	Discounted cash flow	Constant Prepayment Rate	7	25.00%	-	-
	Discounted cash flow	Constant Prepayment Rate	30	7.82%	-	-
	Other	n.a.	193	n.a.	240	n.a.
			1,074		1,242
Other investments at fair value
Tax credit investments	Discounted cash flow	Discount rate	435	6.5%	435	6.8%
Investment funds	Net asset value 3)	n.a.	14	n.a.	24	n.a.
Other	Other	n.a.	33	n.a.	34	n.a.
			482		493
At December 31			1,712		1,976

Fair value through profit or loss
Shares	Other	n.a.	1,401	n.a.	1,226	n.a.
Debt securities	Other	n.a.	4	n.a.	17	n.a.
			1,405		1,243

Other investments at fair value
Investment funds	Net asset value 3)	n.a.	1,984	n.a.	1,334	n.a.
Other	Other	n.a.	65	n.a.	42	n.a.
			2,049		1,376

Derivatives
Longevity swap	Discounted cash flow	Mortality	55	n.a.	33	n.a.
Other	Other	n.a.	-	n.a.	-	n.a.
			55		33

Real estate
	Direct capitalization			4.25% - 5.5%		4.25% - 7.5%
Investments in real estate	technique	Capitalization rate	580	(3.3%)	427	(4.4%)
	Appraisal value	n.a.	2,229	n.a.	2,150	n.a.
	Other	n.a.	92	n.a.	123	n.a.
			2,901		2,700
At December 31			6,410		5,352

Revalued amounts
	Direct capitalization			7.75% - 9.50%		8.25% - 9.50%
Real estate held for own use	technique	Capitalization rate	54	(9.0%)	53	(8.9%)
	Appraisal value	n.a.	108	n.a.	101	n.a.
	Other	n.a.	46	n.a.	108	n.a.
At December 31			208		263

Total assets at fair value 4)			8,330		7,592

Liabilities carried at fair value
Derivatives
Embedded derivatives in insurance contracts	Discounted cash flow	Own credit spread	3,072	0.2% - 0.3% (0.24%)	2,484	0.25% - 0.40% (0.30%)
Longevity swap	Discounted cash flow	Mortality	9	n.a.	5	n.a.
Other	Other	n.a.	-	n.a.	-	n.a.
Total liabilities at fair value			3,081		2,489
1	Other in the table above (column Valuation technique) includes investments for which the fair value is uncorroborated and no broker quote is received.
2
Not applicable (n.a.) has been included when the unobservable inputs are not developed by the Group and are not reasonably available. Refer to the section Fair value measurement in this note for a detailed description of Aegon’s methods of determining fair value and the valuation techniques.

3	Net asset value is considered the best approximation to the fair value of these financial instruments.
4
Investments for account of policyholders are excluded from the table above and from the disclosure regarding reasonably possible alternative assumptions. Policyholder assets, and their returns, belong to policyholders and do not impact Aegon’s net income or equity. The effect on total assets is offset by the effect on total liabilities. Derivatives exclude derivatives for account of policyholders amounting to EUR 1 million (2018: EUR 2 million).

Effect of Changes in Significant Unobservable Assumptions to Reasonably Possible Alternatives
The table below presents the impact on a fair value measurement of a change in the own credit spread by 20 basis points included in the discount rate.

	December 31, 2019	Effect of reasonably possible alternative assumptions (+/-)		December 31, 2018	Effect of reasonably possible alternative assumptions (+/-)
		Increase	Decrease		Increase	Decrease
Financial liabilities carried at fair value
Embedded derivatives in insurance contracts	3,072	158	(152)	2,484	131	(126)

Carrying Values and Estimated Fair Values of Assets and Liabilities
The following table presents the carrying values and estimated fair values of assets and liabilities, excluding assets and liabilities which are carried at fair value on a recurring basis.

2019	Carrying amount December 31, 2019	Estimated fair value hierarchy			Total estimated fair value December 31, 2019
		Level I	Level II	Level III

Assets
Mortgage loans - held at amortized cost	37,750	-	1	42,566	42,567
Private loans - held at amortized cost	4,487	-	65	5,094	5,159
Other loans - held at amortized cost	2,353	45	2,080	228	2,353

Liabilities
Subordinated borrowings - held at amortized cost	2,207	1,560	855	-	2,416
Trust pass-through securities - held at amortized cost	136	-	144	-	144
Borrowings – held at amortized cost	8,845	1,728	30	7,565	9,322
Investment contracts - held at amortized cost	18,382	-	-	18,964	18,964

2018	Carrying amount December 31, 2018	Estimated fair value hierarchy			Total estimated fair value December 31, 2018
		Level I	Level II	Level III

Assets
Mortgage loans - held at amortized cost	36,240	-	1	39,757	39,758
Private loans - held at amortized cost	4,103	-	42	4,452	4,494
Other loans - held at amortized cost	2,310	13	2,064	233	2,310

Liabilities
Subordinated borrowings - held at amortized cost	1,389	1,355	-	-	1,355
Trust pass-through securities - held at amortized cost	133	-	128	-	128
Borrowings – held at amortized cost	11,525	1,570	28	10,287	11,885
Investment contracts - held at amortized cost	17,825	-	-	18,028	18,028

Carrying Values and Estimated Fair Values of Assets and Liabilities
Summary of total financial assets and financial liabilities at fair value through profit or loss
The table that follows summarizes the carrying amounts of financial assets and financial liabilities that are classified as at fair value through profit or loss, with appropriate distinction between those financial assets and financial liabilities held for trading and those that, upon initial recognition, were designated as at fair value through profit or loss.

	2019		2018
	Trading	Designated	Trading	Designated
Investments for general account	277	8,803	174	8,424
Investments for account of policyholders	-	225,788	-	193,741
Derivatives with positive values not designated as hedges	10,634	-	7,181	-
Total financial assets at fair value through profit or loss	10,910	234,591	7,355	202,165

Investment contracts for account of policyholders	-	59,956	-	49,847
Derivatives with negative values not designated as hedges	11,175	-	6,935	-
Borrowings	-	461	-	536
Total financial liabilities at fair value through profit or loss	11,175	60,417	6,935	50,383

Summary of Gains and losses recognized in the income statement on financial assets and financial liabilities
Gains and losses recognized in the income statement on financial assets and financial liabilities classified as at fair value through profit or loss can be summarized as follows:

	2019		2018
	Trading	Designated	Trading	Designated
Net gains and (losses)	21,020	13,574	(4,584)	(7,356)